Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Summary of Components of Inventories

The components of inventories are as follows (in thousands):

	September 30, 2013	December 31, 2012
Raw materials	$141	$276
Work in process	428	211
Finished goods	868	748

Total	1,437	1,235
Less: allowance for inventory obsolescence	(77)	(36)

Inventory, net	$1,360	$1,199

The components of inventories are as follows (in thousands):

	December 31, 2012	December 31, 2011
Raw materials	$276	$265
Work in process	211	285
Finished goods	748	794

Total	1,235	1,344
Less: allowance for inventory obsolescence	(36)	(76)

Inventory, net	$1,199	$1,268